N-2 - USD ($)				3 Months Ended
		Oct. 04, 2023	Sep. 26, 2023	Jun. 30, 2023 [7]	Mar. 31, 2023 [7]	Dec. 31, 2022 [7]	Sep. 30, 2022 [8]	Jun. 30, 2022 [8]	Mar. 31, 2022 [8]	Dec. 31, 2021 [8]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001517767
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		CARLYLE CREDIT INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES
Sales load	2.00	% (1)
Offering expenses borne by the Fund	0.38%
Dividend reinvestment plan expenses	0	% (2)
Total shareholder transaction fees	2.38%

(1)
Represents the maximum commission with respect to the shares being sold in this offering that the Fund may pay to the Placement Agent in connection with sales of common shares effected by the Placement Agent in this offering, provided that the commission will be subject to the adjustment in the event that the sales price is less than a 2.00% premium to the NAV per share of our common shares. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of common shares pursuant to this prospectus supplement and the accompanying base prospectus. Actual sales of common shares under this prospectus supplement and the accompanying base prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the common shares at the time of any such sale.

(2)
You will pay brokerage charges if you direct your broker or the plan agent to sell your common shares that you acquired pursuant to a DRP. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s DRP. The expenses of administering the DRP are included in “Other Expenses.” See “Dividend Reinvestment Plan” in the accompanying base prospectus.

Sales Load [Percent]	[1]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.38%
Other Transaction Expense 2 [Percent]	[2]	0.00%
Other Transaction Expense 3 [Percent]		2.38%
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of net assets attributable to common shares)
Management Fee	2.46	% (3)
Incentive Fee payable under Investment Advisory Agreement (17.5%)	3.33	% (4)
Interest payments and fees on borrowed funds	4.22	% (5)
Other Expenses	3.81	% (6)
Total annual fund expenses	13.82%

(3)
The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end
value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

(4)
The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a
“catch-up”
feature. For this purpose,
“pre-incentive
fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind
income, and any other income earned or accrued during the calendar quarter,

minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive
fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive
fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.
The calculation of the Incentive Fee for each calendar quarter is as follows:

•
No Incentive Fee is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;

•
100% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the
“catch-up”)
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The
“catch-up”
provision is intended to provide CGCIM.

•	with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and
•
17.5% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the
“catch-up”
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up
is achieved, 17.5% of all the Fund’s
pre-incentive
fee net investment income thereafter is allocated to CGCIM.

(5)
The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $25 million of preferred shares with an interest rate of 8.25% per annum, and $25 million of debt securities with an interest rate of 8.00% per annum. In the event that the Fund were to issue preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.

(6)
“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.

Management Fees [Percent]	[3]	2.46%
Interest Expenses on Borrowings [Percent]	[4]	4.22%
Incentive Fees [Percent]	[5]	3.33%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	3.81%
Total Annual Expenses [Percent]		13.82%
Expense Example [Table Text Block]
The following examples illustrate the hypothetical expenses that you would pay on a $1,000 investment (including an assumed total sales load or commission of 2.00% and the other
estimated costs of this offering to be borne by the common shareholders) assuming annual expenses attributable to common shares remain unchanged and common shares earn a 5% annual return:

Example -	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$142	$387	$590	$955

Expense Example, Year 01		$ 142
Expense Example, Years 1 to 3		387
Expense Example, Years 1 to 5		590
Expense Example, Years 1 to 10		$ 955
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in our common shares will bear, directly or indirectly, based on the assumptions set forth below. The expenses shown in the table under “Annual Expenses” are estimated amounts based on annualizing estimates for the three-month period ending December 31, 2023. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this table contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, shareholders will indirectly bear such fees or expenses as investors in the Fund.
Other Expenses, Note [Text Block]		“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end
		value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
Acquired Fund Incentive Allocation, Note [Text Block]
The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a
“catch-up”
feature. For this purpose,
“pre-incentive
fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind
income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive
fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive
fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.
The calculation of the Incentive Fee for each calendar quarter is as follows:

•
No Incentive Fee is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;

•
100% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the
“catch-up”)
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The
“catch-up”
provision is intended to provide CGCIM.

•	with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and
•
17.5% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the
“catch-up”
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up
is achieved, 17.5% of all the Fund’s
pre-incentive
fee net investment income thereafter is allocated to CGCIM.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund is a
non-diversified,
closed-end
management investment company that has registered as an investment company under 1940 Act. We have elected to be treated, and intend to qualify annually, as a regulated investment company, or “
RIC
,” under Subchapter M of the Internal Revenue Code of 1986, as amended, or the “
Code
.”
The Fund’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in equity and junior debt tranches of collateralized loan obligations, or “
CLOs
,” that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We may also invest in other related securities and instruments or other securities and instruments that the Adviser believes are consistent with our investment objectives, including senior debt tranches of CLOs, loan accumulation facilities (“
LAFs
”) and securities issued by other securitization vehicles, such as collateralized bond obligations, or “
CBOs
.” LAFs are short- to medium-term facilities often provided by the bank that will serve as the placement agent or arranger on a CLO transaction. LAFs typically incur leverage between four and six times equity value prior to a CLO’s pricing. The CLO securities in which we primarily seek to invest are unrated or rated below investment grade and are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities. In addition, the CLO equity and junior debt securities in which we invest are highly leveraged (with CLO equity securities typically being leveraged ten times), which magnifies our risk of loss on such investments. See “
Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
”
Under normal circumstances, we invest at least 80% of the aggregate of the Fund’s net assets and borrowings for investment purposes in credit and credit-related instruments. For purposes of this policy, the Fund considers credit and credit-related instruments to include, without limitation: (i) equity and debt tranches of CLOs, LAFs and securities issued by other securitization vehicles, such as CBOs; (ii) secured and unsecured floating rate and fixed rate loans; (iii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iv) debt issued by governments, their agencies, instrumentalities, and central banks; (v) commercial paper and short-term notes; (vi) convertible debt securities; (vii) certificates of deposit, bankers’ acceptances and time deposits; and (viii) other credit-related instruments. The Fund’s investments in derivatives, other investment companies, and other instruments designed to obtain indirect exposure to credit and credit-related instruments will be counted towards its 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy.
Our 80% policy with respect to investments in credit and credit-related instruments is not fundamental and may be changed by our board of trustees without stockholder approval. Stockholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before making any change to this policy. These investment objectives and strategies are not fundamental policies of ours and may be changed by our board of trustees, or the “
Board
,” without prior approval of our shareholders. See “
Regulation as a
Closed-End
Management Investment Company
” in the accompanying prospectus.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the risks described below and in “
Risk Factors
” in the accompanying prospectus, you should carefully consider all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase our securities. The risks and uncertainties described below and in the accompanying prospectus are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.
If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, our net asset value and the trading price of our securities could decline and you may lose all or part of your investment.
The risks described below specifically relate to this offering. Please see the “Risk Factors” section of the accompanying prospectus for additional risks of investing in us and our common shares.
Risks Related to the Offering
Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively.
We cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. These investments may not yield a favorable return to our shareholders. The sale of common shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the common shares, may have an adverse effect on the market price of the common shares.

Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
Our common shares began trading on May 29, 2019 and are currently traded on the NYSE under the symbol “CCIF.” Prior to July 27, 2023, the Fund’s common shares traded on NYSE under the symbol “VCIF.” The following table lists the high and low closing sale price for our common shares, the high and low closing sale price as a percentage of NAV and distributions declared per common share for each quarter since October 1, 2020.

		Closing Sales Price		Premium (Discount) of High Sales Price to NAV	Premium (Discount) of Low Sales Price to NAV	Distributions Declared
Period	NAV	High	Low
Fiscal year ending September 30, 2021
First quarter	12.01	10.215	9.64	(14.95)%	(19.73)%	0.3950
Second quarter	11.70	10.49	9.84	(10.34)%	(15.90)%	0.2395
Third quarter	11.85	10.90	10.18	(8.02)%	(14.09)%	0.2360
Fourth quarter	11.69	10.84	10.28	(7.27)%	(12.06)%	0.2367
Fiscal year ending September 30, 2022 (4)
First quarter	11.32	10.69	9.98	(5.57)%	(11.84)%	0.3381
Second quarter	10.97	10.33	9.77	(5.83)%	(10.94)%	0.2271
Third quarter	10.65	10.00	9.07	(6.10)%	(14.84)%	0.2194
Fourth quarter	10.39	9.75	8.90	(4.13)%	(12.49)%	0.2139
Fiscal year ending September 30, 2023 (5)
First quarter	10.26	9.528	8.465	(7.13)%	(17.50)%	0.2068
Second quarter	10.15	10.10	8.61	(0.49)%	(15.17)%	0.2050
Third quarter	9.96	10.03	9.70	0.75%	(2.61)%	0.2022

(1)
NAV per common share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per common share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)
Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per common share that we have declared on our common shares in the specified quarter. Tax characteristics of distributions will vary.

(4)	For the fiscal year ending September 30, 2022, distributions made by us were comprised, in part, of a return of capital, as calculated on a per common share basis, of $0.088 per common share.
(5)
For the fiscal quarter ending December 31, 2022, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1253 per common share. For the fiscal quarter ending March 31, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0699 per common share. For the fiscal quarter ending June 30, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1021 per common share.

Common shares of
closed-end
management investment companies may trade at a market price that is less than the NAV that is attributable to those common shares. The possibility that our common
shares of will trade at a discount to NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether our common shares will trade at, above or below NAV in the future. Our NAV per common share was $8.52 as of August 31, 2023. The closing sales price for common shares on the NYSE on September 26, 2023 was $8.21, which represented a 3.64% discount to NAV per common share.

Highest Price or Bid				$ 10.03	$ 10.1	$ 9.528	$ 9.75	$ 10	$ 10.33	$ 10.69	$ 10.84	$ 10.9	$ 10.49	$ 10.215
Lowest Price or Bid, NAV				$ 9.7	$ 8.61	$ 8.465	$ 8.9	$ 9.07	$ 9.77	$ 9.98	$ 10.28	$ 10.18	$ 9.84	$ 9.64
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.75%	(0.49%)	(7.13%)	(4.13%)	(6.10%)	(5.83%)	(5.57%)	(7.27%)	(8.02%)	(10.34%)	(14.95%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(2.61%)	(15.17%)	(17.50%)	(12.49%)	(14.84%)	(10.94%)	(11.84%)	(12.06%)	(14.09%)	(15.90%)	(19.73%)
Share Price			$ 8.21
NAV Per Share				$ 9.96	$ 10.15	$ 10.26	$ 10.39	$ 10.65	$ 10.97	$ 11.32	$ 11.69	$ 11.85	$ 11.7	$ 12.01	$ 8.52
Latest Premium (Discount) to NAV [Percent]			3.64%
Risks Related to the Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Offering
Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively.
We cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. These investments may not yield a favorable return to our shareholders. The sale of common shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the common shares, may have an adverse effect on the market price of the common shares.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares

[1]	Represents the maximum commission with respect to the shares being sold in this offering that the Fund may pay to the Placement Agent in connection with sales of common shares effected by the Placement Agent in this offering, provided that the commission will be subject to the adjustment in the event that the sales price is less than a 2.00% premium to the NAV per share of our common shares. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of common shares pursuant to this prospectus supplement and the accompanying base prospectus. Actual sales of common shares under this prospectus supplement and the accompanying base prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the common shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your common shares that you acquired pursuant to a DRP. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s DRP. The expenses of administering the DRP are included in “Other Expenses.” See “Dividend Reinvestment Plan” in the accompanying base prospectus.
[3]	The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
[4]	The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $25 million of preferred shares with an interest rate of 8.25% per annum, and $25 million of debt securities with an interest rate of 8.00% per annum. In the event that the Fund were to issue preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.
[5]	The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter. The calculation of the Incentive Fee for each calendar quarter is as follows: • No Incentive Fee is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%; • 100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the “catch-up”) is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The “catch-up” provision is intended to provide CGCIM. • with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and • 17.5% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to CGCIM.
[6]	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.
[7]	For the fiscal quarter ending December 31, 2022, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1253 per common share. For the fiscal quarter ending March 31, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0699 per common share. For the fiscal quarter ending June 30, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1021 per common share.
[8]	For the fiscal year ending September 30, 2022, distributions made by us were comprised, in part, of a return of capital, as calculated on a per common share basis, of $0.088 per common share.